Intangible assets - Schedule of Future Amortization Expense of the Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived, after Accumulated Amortization, Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
2027	$ 7,982
2028	7,094
2029	6,389
2030	5,086
2031	4,114
Total	$ 30,665	$ 8,089